SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Text Block]
17.	SUBSEQUENT EVENTS
a)	Subsequent to December 31, 2011, NCD paid the Company $135,000 related to an option of the Edum Banso property (see Note 8).